Acquisitions (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Dec. 31, 2013	May. 31, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	[3]
Acquisitions
Remeasurement gain upon obtaining control	[1],[2]			$ 3,116
Goodwill		$ 7,517		7,517	$ 11,117	$ 11,652
SINA | Transfer of Equity Interest in Weibo Interactive
Acquisitions
Percentage of equity interest transferred to Group		100.00%
Consideration for transfer of equity interest to Group		$ 10,100
Weibo Interactive | SINA
Acquisitions
Cash consideration for the remaining 45% equity interest				$ 4,600
SINA | Weibo Interactive
Acquisitions
Remaining equity interest acquired (as a percent)			45.00%
Equity interest previously held (as a percent)			55.00%
Remeasurement gain upon obtaining control			$ 3,100
Cash consideration for the remaining 45% equity interest			4,635
Fair value of previously held 55% equity interest			5,445
Total consideration			10,080
Tangible assets			98
Identifiable intangible assets acquired			3,560
Liabilities assumed			(1,095)
Goodwill			7,517
Total consideration			$ 10,080
SINA | Weibo Interactive | Minimum
Acquisitions
Estimated useful life of identifiable intangible assets acquired			2 years
SINA | Weibo Interactive | Maximum
Acquisitions
Estimated useful life of identifiable intangible assets acquired			5 years
SINA | Weibo Interactive | Customer list
Acquisitions
Identifiable intangible assets acquired			$ 2,100
SINA | Weibo Interactive | Game platform technology
Acquisitions
Identifiable intangible assets acquired			1,000
SINA | Weibo Interactive | Non-compete agreement
Acquisitions
Identifiable intangible assets acquired			$ 500

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).